Premises and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Depreciation	$ 1,100	$ 990
Property, Plant and Equipment [Line Items]
Gross premises and equipment	35,548	26,621
Less: Accumulated depreciation	(12,150)	(11,450)
Net premises and equipment	23,398	15,171
Land and buildings
Property, Plant and Equipment [Line Items]
Gross premises and equipment	24,896	17,286
Furniture, fixtures and equipment
Property, Plant and Equipment [Line Items]
Gross premises and equipment	9,194	7,510
Leasehold improvements
Property, Plant and Equipment [Line Items]
Gross premises and equipment	$ 1,458	$ 1,825